Loans and Allowance for Loan and Lease Losses - Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	$ 1,420,749	$ 1,241,157
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	1,403,803	1,226,129
OAEM
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	5,195	5,222
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	11,751	9,806
Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	0	0
Commercial and Industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	36,777	34,640
Commercial and Industrial | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	36,491	34,626
Commercial and Industrial | OAEM
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	0	0
Commercial and Industrial | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	286	14
Commercial and Industrial | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	0	0
Real Estate | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	231,095	139,877
Consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	12,771	14,424
Consumer | Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	12,771	14,424
Consumer | OAEM
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	0	0
Consumer | Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	0	0
Consumer | Doubtful
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	0	0
Construction | Real Estate | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	231,095	139,877
Construction | Real Estate | Pass | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	219,289	127,523
Construction | Real Estate | OAEM | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	4,275	4,503
Construction | Real Estate | Substandard | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	7,531	7,851
Construction | Real Estate | Doubtful | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	0	0
Commercial – Owner Occupied | Real Estate | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	136,753	135,617
Commercial – Owner Occupied | Real Estate | Pass | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	134,051	135,617
Commercial – Owner Occupied | Real Estate | OAEM | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	0	0
Commercial – Owner Occupied | Real Estate | Substandard | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	2,702	0
Commercial – Owner Occupied | Real Estate | Doubtful | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	0	0
Commercial – Non-owner Occupied | Real Estate | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	298,204	321,580
Commercial – Non-owner Occupied | Real Estate | Pass | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	298,006	321,446
Commercial – Non-owner Occupied | Real Estate | OAEM | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	0	0
Commercial – Non-owner Occupied | Real Estate | Substandard | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	198	134
Commercial – Non-owner Occupied | Real Estate | Doubtful | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	0	0
Residential – 1 to 4 Family | Real Estate | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	636,891	545,391
Residential – 1 to 4 Family | Real Estate | Pass | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	634,937	542,865
Residential – 1 to 4 Family | Real Estate | OAEM | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	920	719
Residential – 1 to 4 Family | Real Estate | Substandard | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	1,034	1,807
Residential – 1 to 4 Family | Real Estate | Doubtful | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	0	0
Residential – Multifamily | Real Estate | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	68,258	49,628
Residential – Multifamily | Real Estate | Pass | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	68,258	49,628
Residential – Multifamily | Real Estate | OAEM | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	0	0
Residential – Multifamily | Real Estate | Substandard | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	0	0
Residential – Multifamily | Real Estate | Doubtful | Real Estate Mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	$ 0	$ 0